Note Related party transactions (Impact on the results of operations of transactions between the Corporation and PRAP 2013-1 International, LLC) (Detail) - PR Asset Portfolio 2013-1 International, LLC - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	$ (22)	$ 1,007	$ 2,801
Loans
Related Party Transaction [Line Items]
Interest Income Related Party	9	1,011	2,805
Deposits
Related Party Transaction [Line Items]
Interest Expense Related Party	$ (31)	$ (4)	$ (4)